Related Party Transactions (Details) - USD ($)		3 Months Ended		12 Months Ended
	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Oct. 31, 2024
Related Party Transactions [Line Items]
Revenue		$ 99,647	$ 200,000	$ 484,521	$ 690,000
Working captial	$ 2,259,850			64,970
Repaid amount				$ 2,324,820
Common stock, shares issued (in Shares)	5,091,391	5,091,391		5,091,391	5,091,391	4,550,500
Fair value				$ 36,000	$ 24,000
Related Party [Member]
Related Party Transactions [Line Items]
Revenue		$ 383,596	$ 229,867	893,628	1,163,585
Accounts receivable - related parties	$ 349,576	$ 468,359		$ 266,580	$ 349,576
Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)		4,550,500		4,550,500
Series X Preferred Stock [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)		5,000		5,000